Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
AR Capital BDC Income Fund (Prospectus Summary) | AR Capital BDC Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AR Capital BDC Income Fund
Risk/Return Supplement [Text Block]	ck0001565543_SupplementTextBlock

REALTY CAPITAL INCOME FUNDS TRUST

AR Capital BDC Income Fund

Supplement No. 2 dated November 3, 2015 to the Prospectus dated August 1, 2015

This supplement provides new and additional information beyond that contained in the current Prospectus for Class A and Class C shares of Realty Capital Income Funds Trust, as supplemented on September 4, 2015. This supplement should be read in conjunction with the Prospectus and prior supplement. Terms not defined herein shall have the meanings ascribed to them in the Prospectus.

This supplement provides information solely with respect to the AR Capital BDC Income Fund.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE AR CAPITAL BDC INCOME FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following fees and expenses table and expense example replace in their entirety the current fees and expenses table and expense example under the sub-section “Fees and Expenses of the Fund” beginning on page 1 of the Prospectus:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-08-01
Expense Example [Heading]	rr_ExpenseExampleHeading	Example :
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares or continue to own all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing [Text Block]	ck0001565543_SupplementClosingTextBlock	Please Retain this Supplement for Future Reference
AR Capital BDC Income Fund (Prospectus Summary) | AR Capital BDC Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.88%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	7.80%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.53%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	9.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,763
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,263
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,319
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,763
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,263
AR Capital BDC Income Fund (Prospectus Summary) | AR Capital BDC Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.88%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	7.80%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.58%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.53%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	10.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 980
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,756
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,382
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	980
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,756
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,382

[1]	The initial sales charge may be waived for purchases by certain types of accounts, including fee-based advisory accounts.
[2]	Only applies for purchases of greater than $1 million that are redeemed within one year of purchase.
[3]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	National Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the “Other Expenses” to 0.35% of average daily net assets of the Fund’s shares (referred to in this Fund Summary as the “Expense Cap”). The Expense Cap will remain in effect through at least August 1, 2016, and may be terminated before that date only by the Board of Trustees (also referred to herein as the “Board”) of the Realty Capital Income Funds Trust (the “Trust”). The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for three years from the date they were waived or paid. The Adviser’s ability to recoup any previously waived fees and paid expenses is subject to the Expense Cap as in effect at the time such fees were waived or expenses were paid.
[5]	For Class C shares, no deferred sales charge applies after one year.